Income Taxes (Tables)	12 Months Ended
Sep. 30, 2024
Income Taxes [Abstract]
Schedule of Company’s Continuing Operations in China and Consisted	Income taxes for the years ended September 30, 2024, 2023 and 2022 are attributed to the Company’s continuing operations in China and consisted of:
	2024	2023	2022
Current income tax	$8,668	$285,460	$-
Deferred income tax	(307,278)	(64,606)	173,017
Total income tax (benefits) expenses	$(298,610)	$220,854	$173,017

Schedule of Income Tax Expense	Income tax expense reconciliations are as follows:
	2024	2023	2022
Income before taxes	$(156,215)	$3,516,111	$2,121,071
PRC EIT tax rates	25%	15%	15%
Tax at the PRC EIT tax rates	$(39,054)	527,417	318,161
Difference due to preferential tax	(19,006)
Rate differences in various jurisdictions	78,051	82,748	-
Tax effect of R&D expenses deduction	(335,883)	(382,617)	(281,013)
Tax effect of non-taxable investment income and government grant	(41,319)	(37,514)	(37,148)
Tax effect of non-deductible expenses	41,415	30,820	173,017
Changes in valuation allowance:	17,186	-	-
Income tax (benefits) expenses	$(298,610)	$220,854	$173,017

Schedule of Tax Effects of Temporary Differences that Give Rise to Significant Portions of the Deferred Tax Asset	The tax effects of temporary differences that give rise to significant portions of the deferred tax asset as of September 30, 2024 and 2023 are presented below:
	2024	2023
Deferred tax assets:
Allowance for expected credit losses	$202,245	$-
Allowance for bad debt	47,416	392,713
Loss carryforward	318,856	2,076
DTA allowance	(17,643)	(2,076)
Total	$550,874	$392,713

Schedule of Tax Payables	Tax payables consisted of the following as of September 30, 2024 and 2023:
	2024	2023
Income tax payable	$3,318,644	$3,507,752
VAT and tax payable	325,521	502,097
Total	$3,644,165	$4,009,849